Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments and Fair Value Measurements [Abstract]
Summary of fair value of outstanding financial instruments [Table Text Block]
Financial Instruments Measured at Fair Value on a Recurring Basis—The following table summarizes financial instruments outstanding for the periods presented that are measured at fair value on a recurring basis:

	December 31, 2022		December 31, 2021
	Notional Amount	Fair Value	Notional Amount	Fair Value	Balance Sheet Classification
Millions of dollars
Assets—
Derivatives designated as hedges:
Commodities	$—	$—	$41	$24	Prepaid expenses and other current assets
Foreign currency	903	109	614	63	Prepaid expenses and other current assets
Foreign currency	2,725	133	1,785	43	Other assets
Interest rates	—	16	—	7	Prepaid expenses and other current assets
Interest rates	400	25	300	1	Other assets
Derivatives not designated as hedges:
Commodities	192	27	221	30	Prepaid expenses and other current assets
Foreign currency	160	—	34	1	Prepaid expenses and other current assets
Non-derivatives:
Equity securities	—	—	9	8	Short-term investments
Total	$4,380	$310	$3,004	$177
Liabilities—
Derivatives designated as hedges:
Commodities	$35	$14	$—	$—	Accrued liabilities
Foreign currency	—	15	—	14	Accrued liabilities
Foreign currency	650	8	1,800	99	Other liabilities
Interest rates	—	23	—	3	Accrued liabilities
Interest rates	2,164	229	1,863	280	Other liabilities
Derivatives not designated as hedges:
Commodities	50	11	24	1	Accrued liabilities
Commodities	7	3	—	—	Other liabilities
Foreign currency	236	6	188	2	Accrued liabilities
Total	$3,142	$309	$3,875	$399

Summary of the carrying value and estimated fair value of non-derivative financial instruments [Table Text Block]
Financial Instruments Not Measured at Fair Value on a Recurring Basis—The following table presents the carrying value and estimated fair value of our Short-term precious metal financings and Long-term debt:

	December 31, 2022		December 31, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
Millions of dollars
Precious metal financings	$131	$113	$155	$130
Long-term debt	10,517	8,882	11,218	12,756
Total	$10,648	$8,995	$11,373	$12,886

Summary of commodity derivatives [Table Text Block]
The following table presents the notional amounts of our outstanding commodity derivative instruments:

	December 31, 2022	December 31, 2021
Millions of dollars	Notional Amount	Notional Amount	Maturity Date
Derivatives designated as hedges:
Cash flow hedges	$35	$41	2023
Derivatives not designated as hedges:
Commodity contracts	249	245	2023	to	2024

Summary of interest rate derivatives [Table Text Block]
The following table presents the notional amounts of our outstanding interest rate derivative instruments:

	December 31, 2022	December 31, 2021
Millions of dollars	Notional Amount	Notional Amount	Maturity Date
Cash flow hedges	$400	$1,000	2024
Fair value hedges	2,164	1,163	2025	to	2031

Summary of foreign currency derivatives [Table Text Block]
The following table presents the notional amounts of our outstanding foreign currency derivative instruments:

	December 31, 2022	December 31, 2021
Millions of dollars	Notional Amount	Notional Amount	Maturity Date
Net investment hedges	$3,128	$3,048	2023	to	2030
Cash flow hedges	1,150	1,150	2024	to	2027
Not designated	396	222	2023

Summary of the impact of financial instruments on earnings and other comprehensive income [Table Text Block]
Impact on Earnings and Other Comprehensive Income—The following tables summarize the pre-tax effect of derivative and non-derivative instruments recorded in Accumulated other comprehensive loss (“AOCI”), the gains (losses) reclassified from AOCI to earnings and additional gains (losses) recognized directly in earnings:

	Effect of Derivative Instruments
	Year Ended December 31, 2022
	Balance Sheet		Income Statement
Millions of dollars	Gain (Loss) Recognized in AOCI	Gain (Loss) Reclassified from AOCI to Income	Additional Gain (Loss) Recognized in Income	Income Statement Classification
Derivatives designated as hedges:
Commodities	$21	$(59)	$—	Cost of sales
Foreign currency	308	(75)	69	Interest expense
Interest rates	296	6	(227)	Interest expense
Derivatives not designated as hedges:
Commodities	—	—	72	Sales and other operating revenues
Commodities	—	—	(22)	Cost of sales
Foreign currency	—	—	(60)	Other (expense) income, net
Total	$625	$(128)	$(168)

	Year Ended December 31, 2021
	Balance Sheet		Income Statement
Millions of dollars	Gain (Loss) Recognized in AOCI	Gain (Loss) Reclassified from AOCI to Income	Additional Gain (Loss) Recognized in Income	Income Statement Classification
Derivatives designated as hedges:
Commodities	$54	$(34)	$—	Cost of sales
Foreign currency	406	(216)	37	Interest expense
Interest rates	75	6	(7)	Interest expense
Derivatives not designated as hedges:
Commodities	—	—	20	Sales and other operating revenues
Commodities	—	—	69	Cost of sales
Foreign currency	—	—	(35)	Other (expense) income, net
Total	$535	$(244)	$84

	Year Ended December 31, 2020
	Balance Sheet		Income Statement
Millions of dollars	Gain (Loss) Recognized in AOCI	Gain (Loss) Reclassified from AOCI to Income	Additional Gain (Loss) Recognized in Income	Income Statement Classification
Derivatives designated as hedges:
Commodities	$5	$—	$—	Cost of sales
Foreign currency	(253)	170	46	Interest expense
Interest rates	(347)	5	95	Interest expense
Derivatives not designated as hedges:
Commodities	—	—	4	Sales and other operating revenues
Commodities	—	—	115	Cost of sales
Foreign currency	—	—	(14)	Other (expense) income, net
Non-derivatives designated as hedges:
Long-term debt	(42)	—	—	Other (expense) income, net
Total	$(637)	$175	$246